INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Seamless Group Inc [Member]
INTANGIBLE ASSETS, NET

7 Intangible assets, net

Intangible assets, net as of December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021
	US$	US$

Software	20,546,739	20,547,957
Developed technologies	5,853,354	5,853,354
Trade names and trademarks	7,043,640	7,043,640
Total	33,443,733	33,444,951
Less: accumulated amortization	(23,593,955)	(20,061,254)
Intangible assets, net	9,849,778	13,383,697

Amortization expenses of US$1,984,831 and US$1,540,557 were recorded in cost of revenue and general and administrative expenses respectively, for the year ended December 31, 2022.

Amortization expenses of US$3,375,733 and US$1,540,557 were recorded in cost of revenue and general and administrative expenses respectively, for the year ended December 31, 2021.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7	Intangible assets, net (Continued)

As of December 31, 2022, the estimated future amortization expense for each of the next five years and thereafter was as follows:

Amortization
US$
For the year ending December 31,
2023	3,002,254
2024	2,438,878
2025	2,270,486
2026	1,833,157
2027	305,003
Thereafter	—
Total	9,849,778